REVENUE RECOGNITION - Trade Allowance for Credit Losses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Roll forward of notes and accounts receivable - trade allowance for credit losses
Allowance for Credit Loss, Beginning Balance	$ 91	$ 82	$ 111
Additions (releases)	(23)	25	51
Write-offs	(5)	(7)	(78)
Other	(19)	(9)	(3)
Allowance for Credit Loss, Ending Balance	$ 44	$ 91	$ 82